UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05029

Name of Fund:	Legg Mason Income Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2006
Date of reporting period: 3/31/2006

Item 1 — Schedule of Investments
Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 120.8%

Corporate Bonds and Notes — 22.8%

Aerospace/Defense — 0.1%
Northrop Grumman Corporation	4.079%	11/16/06	40	$39
United Technologies Corporation	5.400%	5/1/35	20	19

				58

Automotive — 1.9%
Ford Motor Company	7.450%	7/16/31	720	534
General Motors Corporation	8.250%	7/15/23	1,000	720
General Motors Corporation	8.375%	7/15/33	150	110

				1,364

Banking and Finance — 3.4%
Ford Motor Credit Company	4.950%	1/15/08	40	37
Ford Motor Credit Company	6.625%	6/16/08	190	180
Ford Motor Credit Company	7.375%	10/28/09	590	555
Ford Motor Credit Company	7.375%	2/1/11	230	212
Ford Motor Credit Company	7.250%	10/25/11	210	191
General Motors Acceptance Corporation	6.125%	2/1/07	10	10
General Motors Acceptance Corporation	6.150%	4/5/07	50	49
General Motors Acceptance Corporation	6.125%	8/28/07	230	223
General Motors Acceptance Corporation	5.625%	5/15/09	685	638
General Motors Acceptance Corporation	7.750%	1/19/10	110	107
HSBC Finance Corporation	4.125%	11/16/09	225	215

				2,417

Banks — 0.9%
Bank of America Corporation	3.875%	1/15/08	90	88
Bank of America Corporation	4.500%	8/1/10	120	116
Bank One Corporation	2.625%	6/30/08	335	316
Rabobank Capital Funding Trust II	5.260%	12/31/49	10	10	A,B
Rabobank Capital Funding Trust III	5.254%	12/29/49	20	19	A,B
Wachovia Capital Trust III	5.800%	12/29/49	100	98	B

				647

Cable — 0.4%
Comcast Corporation	6.500%	1/15/15	240	246
Cox Communications, Inc.	3.875%	10/1/08	70	67

				313

Diversified Financial Services — 1.6%
CIT Group Inc.	4.000%	5/8/08	5	5
Citigroup Inc.	5.125%	2/14/11	230	227
General Electric Capital Corporation	4.250%	1/15/08	70	69
General Electric Capital Corporation	4.125%	9/1/09	90	87
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	650	635
Wells Fargo & Company	4.200%	1/15/10	105	101

				1,124

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Electric — 0.7%
Dominion Resources, Inc.	4.750%	12/15/10	30	29
Dominion Resources, Inc.	5.700%	9/17/12	95	94
FirstEnergy Corp.	7.375%	11/15/31	285	316
TXU Electric Delivery Company	6.375%	1/15/15	30	31
The Cleveland Electric Illuminating Company	5.650%	12/15/13	20	20

				490

Energy — 2.5%
Duke Energy Corporation	6.250%	1/15/12	50	52
Duke Energy Corporation	5.625%	11/30/12	90	90
Pacific Gas and Electric Company	6.050%	3/1/34	135	132
TXU Corp.	6.550%	11/15/34	800	722
TXU Energy Co.	7.000%	3/15/13	770	802

				1,798

Environmental Services — 0.1%
Waste Management, Inc.	6.375%	11/15/12	85	88

Food, Beverage and Tobacco — 0.5%
Altria Group, Inc.	7.000%	11/4/13	155	167
Anheuser-Busch Companies, Inc.	4.950%	1/15/14	155	149
Kraft Foods Inc.	5.625%	11/1/11	65	65

				381

Investment Banking/Brokerage — 0.6%
Lehman Brothers Holdings Inc.	4.000%	1/22/08	115	112
Morgan Stanley	3.625%	4/1/08	190	184
The Goldman Sachs Group, Inc.	4.500%	6/15/10	70	68
The Goldman Sachs Group, Inc.	5.000%	1/15/11	40	39

				403

Media — 0.4%
Clear Channel Communications, Inc.	4.625%	1/15/08	30	29
Clear Channel Communications, Inc.	4.250%	5/15/09	50	48
Clear Channel Communications, Inc.	5.500%	9/15/14	20	19
Time Warner Inc.	6.875%	5/1/12	75	79
Time Warner Inc.	7.700%	5/1/32	75	82

				257

Medical Care Facilities — 0.9%
HCA, Inc.	5.750%	3/15/14	700	655

Oil and Gas — 1.7%
Amerada Hess Corporation	7.300%	8/15/31	245	273
Apache Corporation	6.250%	4/15/12	35	37
Conoco Inc.	6.950%	4/15/29	225	254
ConocoPhillips	4.750%	10/15/12	60	58
Devon Energy Corporation	7.950%	4/15/32	140	171
Kerr-McGee Corporation	6.875%	9/15/11	300	314
Pemex Project Funding Master Trust	6.625%	6/15/35	50	48	A
XTO Energy, Inc.	7.500%	4/15/12	15	16
XTO Energy, Inc.	6.250%	4/15/13	20	21

				1,192

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Paper and Forest Products — 0.4%
Weyerhaeuser Company	6.750%	3/15/12	235	245

Photo Equipment and Supplies — 0.7%
Eastman Kodak Company	7.250%	11/15/13	540	525

Retail — 0.5%
Target Corporation	5.400%	10/1/08	155	156
Wal-Mart Stores, Inc.	3.375%	10/1/08	190	182

				338

Special Purpose — 4.6%
ASIF Global Financing XIX	4.900%	1/17/13	40	39	A
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	95	92
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	50	52
Lilacs Repackaging 05-I	5.138%	1/15/64	500	483	A
Sprint Capital Corporation	4.780%	8/17/06	15	15
Sprint Capital Corporation	6.000%	1/15/07	270	271
Sprint Capital Corporation	8.375%	3/15/12	2,040	2,305
Verizon Global Funding Corp.	7.375%	9/1/12	35	38

				3,295

Telecommunications — 0.1%
AT& T Inc.	5.100%	9/15/14	90	85
BellSouth Corporation	4.750%	11/15/12	10	10

				95

Transportation — 0.8%
JetBlue Airways Corporation	5.124%	8/15/16	296	295	C
JetBlue Airways Corporation	5.199%	11/15/16	300	295	C

				590

Total Corporate Bonds and Notes (Identified Cost — $17,062)				16,275

Asset-Backed Securities — 2.5%

Fixed Rate Securities — 0.7%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	197
BankAmerica Manufactured Housing Contract 1997-2	6.790%	12/10/22	10	10
Citibank Credit Card Issuance Trust 2001-C3	6.650%	5/15/08	200	200
MMCA Automobile Owner Trust 2002-4	3.050%	11/16/09	75	74

				481

Indexed SecuritiesC — 1.8%
AAA Trust 2005-2	4.918%	11/26/35	104	104	A
Ameriquest Mortgage Securities Inc. 2005-R3	4.908%	5/25/35	39	38
Bayview Financial Acquisition Trust 2004-C	5.241%	5/28/44	430	431
Bayview Financial Acquisition Trust 2005-B	4.961%	4/28/39	154	154
Carrington Mortgage Loan Trust 2005-OPT2	4.908%	5/25/35	159	159
Credit-Based Asset Servicing and Securitization 2005-RP1	4.998%	1/25/35	143	143	A
EQCC Trust 2002-1	5.118%	11/25/31	8	8
Morgan Stanley ABS Capital I 2005-WMC2	4.898%	2/25/35	106	106
Residential Asset Mortgage Product Inc 2004-RPIA	5.118%	11/25/42	24	24	A
Wachovia Asset Securitization, Inc. 2002-HE1	5.031%	9/27/32	113	113

				1,280

Total Asset-Backed Securities (Identified Cost — $1,773)				1,761

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — 20.3%

Fixed Rate Securities — 2.6%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	13	13
Banc of America Commercial Mortgage Incorporated 2005-3	4.668%	7/10/43	500	468
Countrywide Alternative Loan Trust 2004-2 CB	4.250%	3/25/34	273	266
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	200	191
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	140	132
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	200	191
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	295	301	A
Morgan Stanley Capital I, Series 2005-HQ6	4.989%	8/13/42	240	230
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	94	95

				1,887

Indexed SecuritiesC — 16.2%
ABFS Mortgage Loan Trust 2003-2	5.318%	4/25/34	102	102	A
Banc of America Funding Corporation 2005-E	4.916%	6/20/35	567	574
Brazos Texas Higher Education Authority, Inc. 2005-1	4.990%	9/26/16	389	388
Countrywide Alternative Loan Trust 2005-17	5.078%	7/25/35	580	582
Countrywide Alternative Loan Trust 2005-38	5.168%	9/25/35	520	523
Countrywide Home Loans 2005-3	5.108%	4/25/35	435	436
Countrywide Home Loans 2005-9 1A1	5.118%	5/25/35	474	476
Countrywide Home Loans 2005-11, 3A3	5.045%	4/25/35	453	458
Countrywide Home Loans 2005-11, 6A1	5.118%	3/25/35	391	393
DSLA Mortgage Loan Trust 2006-AR1 1A1A	4.671%	4/19/36	700	700
Greenpoint Mortgage Funding Trust 2005-AR1	5.038%	6/25/45	436	438
Greenpoint Mortgage Funding Trust 2005-AR4	5.078%	10/25/45	268	269
GSMPS Mortgage Loan Trust 2005-RP2	5.168%	3/25/35	339	340	A
Harborview Mortgage Loan Trust 2005-7	5.146%	6/19/45	612	616
Harborview Mortgage Loan Trust 2005-9	5.116%	6/20/35	501	502
Impac CMB Trust 2003-7	5.458%	8/25/33	186	186
Lehman XS Trust Series 2005-7N 1A1B	5.118%	12/25/35	355	356
MSDWCC Heloc Trust 2005-1	5.008%	7/25/17	68	68
Thornburg Mortgage Securities Trust 2005-2 A1	5.038%	7/25/35	213	213
Thornburg Mortgage Securities Trust 2005-2 A2	5.048%	7/25/45	369	369
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6	5.048%	4/25/45	465	465
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8	5.088%	7/25/45	433	433
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.138%	8/25/45	1,364	1,371
WaMu Mortgage Pass Through Certificates, Series 2005-AR13	5.108%	10/25/45	555	558
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19	5.108%	12/25/45	782	784

				11,600

Stripped Securities — 0.1%
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.63%	5/28/40	1,287	64	A,D1

Variable Rate SecuritiesE — 1.4%
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.512%	6/25/34	200	191
Credit-Based Asset Servicing and Securitization 1999-3	6.662%	2/3/29	43	41	A
GE Commercial Mortgage Corporation 2005-C4	5.331%	11/10/45	360	355
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	155	150
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13	5.295%	1/12/43	100	98
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4	4.918%	10/15/42	200	190

				1,025

Total Mortgage-Backed Securities (Identified Cost — $14,691)				14,576

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government and Agency Obligations — 18.1%

Fixed Rate Securities — 13.3%
Fannie Mae	4.875%	4/15/09	190	189
Fannie Mae	5.200%	11/8/10	170	168
Fannie Mae	4.610%	10/10/13	560	532
Fannie Mae	3.000%	4/26/19	140	140	B
Freddie Mac	4.625%	2/21/08	170	169
Freddie Mac	4.125%	10/18/10	40	38
Freddie Mac	4.750%	1/18/11	110	108
Freddie Mac	5.250%	2/24/11	340	338
Freddie Mac	4.650%	10/10/13	600	570
Freddie Mac	5.625%	11/23/35	280	269
United States Treasury Bonds	6.250%	8/15/23	150	170
United States Treasury Bonds	5.250%	11/15/28	20	21
United States Treasury Bonds	5.250%	2/15/29	340	349
United States Treasury Bonds	6.250%	5/15/30	340	397
United States Treasury Bonds	5.375%	2/15/31	10	11
United States Treasury Bonds	4.500%	2/15/36	619	581
United States Treasury Notes	2.750%	6/30/06	4,780	4,758
United States Treasury Notes	3.750%	5/15/08	40	39
United States Treasury Notes	4.500%	2/15/09	60	60
United States Treasury Notes	4.125%	8/15/10	100	97
United States Treasury Notes	4.500%	2/28/11	540	532

				9,536

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/21	420	190	D2

Treasury Inflation-Protected SecuritesF — 4.5%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	338	342
United States Treasury Inflation-Protected Security	3.625%	1/15/08	49	50
United States Treasury Inflation-Protected Security	3.875%	1/15/09	97	101
United States Treasury Inflation-Protected Security	3.375%	1/15/12	78	83
United States Treasury Inflation-Protected Security	2.000%	1/15/14	70	68
United States Treasury Inflation-Protected Security	2.000%	1/15/16	20	19
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,914	1,924
United States Treasury Inflation-Protected Security	2.000%	1/15/26	270	256
United States Treasury Inflation-Protected Security	3.875%	4/15/29	314	402

				3,245

Total U.S. Government and Agency Obligations (Identified Cost — $13,204)				12,971

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government Agency Mortgage-Backed Securities — 50.4%

Fixed Rate Securities — 50.4%
Fannie Mae	4.500%	9/1/35	98	90
Fannie Mae	5.000%	10/1/20	1,557	1,519
Fannie Mae	5.500%	12/1/17 to 9/1/35	1,271	1,245
Fannie Mae	6.000%	8/1/17 to 12/1/35	2,505	2,509
Fannie Mae	6.500%	12/1/34	330	338
Fannie Mae	5.000%	12/1/35	10,400	9,893	G
Fannie Mae	5.500%	12/1/35	5,150	5,026	G
Fannie Mae	6.000%	12/1/35	6,000	5,991	G
Fannie Mae	6.500%	12/1/35	2,350	2,394	G
Freddie Mac	4.500%	4/1/19	310	296
Freddie Mac	5.000%	7/1/20 to 9/1/35	1,496	1,453
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	831	841
Government National Mortgage Association	6.500%	2/15/32	337	350
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	1,058	1,027
Government National Mortgage Association	5.500%	2/15/35	3,024	2,995
Government National Mortgage Association	5.000%	12/1/35	100	97	G

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $36,483)				36,064

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee BondsH — 6.4%

Banks — 0.1%
Shinsei Finance Cayman Limited	6.418%	12/29/49	100	99	A,B

Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	90	85

Foreign Governments — 2.5%
Russian Federation	5.000%	3/31/30	860	944	B
United Mexican States	5.625%	1/15/17	12	11
United Mexican States	8.300%	8/15/31	120	145
United Mexican States	7.500%	4/8/33	572	638

				1,738

Investment Banking/Brokerage — 0.1%
BNP Paribas NY	6.875%	3/1/09	110	114

Manufacturing (Diversified) — 2.0%
Tyco International Group SA	6.375%	10/15/11	45	46
Tyco International Group SA	6.000%	11/15/13	100	100
Tyco International Group SA	7.000%	6/15/28	10	11
Tyco International Group SA	6.875%	1/15/29	1,235	1,290

				1,447

Special Purpose — 1.2%
Anadarko Finance Company	6.750%	5/1/11	125	132
Apache Finance Canada Corporation	4.375%	5/15/15	60	55
Banagricola DPR Funding Ltd.	5.800%	3/15/10	201	201	A,C
ChevronTexaco Capital Company	3.500%	9/17/07	140	137
Conoco Funding Company	6.350%	10/15/11	10	10
Deutsche Telekom International Finance BV	5.250%	7/22/13	40	38
MUFG Capital Finance 1 Limited	6.346%	12/29/49	100	98	B
Resona PFD Global Securities	7.191%	12/29/49	140	146	A,B

				817

Telecommunications — 0.4%
British Telecommunications plc	8.375%	12/15/10	100	111
Koninklijke (Royal) KPN NV	8.000%	10/1/10	80	86
Telecom Italia Capital S.p.A.	4.950%	9/30/14	70	64
Telecom Italia Capital S.p.A.	5.250%	10/1/15	20	19

				280

Total Yankee Bonds (Identified Cost — $4,544)				4,580

Preferred Securities — 0.3%
Fannie Mae	5.375%		0.001	96	I
General Motors Corporation	5.250%		8	135	I

				231

Total Preferred Stocks (Identified Cost — $245)				231

Total Long-Term Securities (Identified Cost — $88,002)				86,458

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

		Maturity	Par/
	Rate	Date	Shares		Value

Short-Term Securities — 11.6%

U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	5/15/06	102		101	J,K

Options Purchased — 0.2%
Eurodollar Futures Call, October 2006, Strike Price $94.00			21	M	39
Eurodollar Futures Call, October 2006, Strike Price $94.50			16	M	11
Eurodollar Futures Call, July 2006, Strike Price $94.50			67	M	49
Eurodollar Futures Call, July 2006, Strike Price $95.00			10	M	—	L
Eurodollar Futures Call, January 2007, Strike Price $94.50			23	M	20
Eurodollar Futures Put, July 2006, Strike Price $94.00			4	M	0
U.S. Treasury Note Futures Call, June 2006, Strike Price $103.00			25	M	38
U. S. Treasury Bond Futures Call, June 2006, Strike Price $111.00			1	M	1

					158

Repurchase Agreements — 11.3%
Deutsche Bank AG
4.75%, dated 3/31/06, to be repurchased at $4,039 on 4/3/06 (Collateral: $4,110 Federal Home Loan Bank notes, 5%, due 2/29/08, value $4,142)			4,037		4,037

Merrill Lynch Government Securities, Inc.
4.78%, dated 3/31/06, to be repurchased at $4,038 on 4/3/06 (Collateral: $4,170 Freddie Mac bonds, 5.4%, due 3/17/21, value 4,118)			4,036		4,036

					8,073

Total Short-Term Securities (Identified Cost — $8,456)					8,332

Total Investments — 132.4% (Identified Cost — $96,458)					94,790
Other Assets Less Liabilities — (32.4)%					(23,216)

Net Assets					$71,574

Net Asset Value Per Share					$9.56

Statement of Net Assets
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	June 2006	9	$(16)
Eurodollar Futures	September 2006	31	(13)
Eurodollar Futures	December 2006	3	(3)
Eurodollar Futures	March 2008	6	(3)
U.S. Treasury Note Futures	June 2006	63	(24)
U.S. Treasury Note Futures	June 2006	37	(42)

			$(101)

Futures Contracts Written
U.S. Treasury Bond Futures	June 2006	14	$31

Option Contracts Written
Eurodollar Futures Call, Strike Price $95.00	October 2006	45	$4
Eurodollar Futures Call, Strike Price $95.25	October 2006	4	—	L
Eurodollar Futures Call, Strike Price $95.50	October 2006	5	1
Eurodollar Futures Call, Strike Price $94.88	October 2006	3	—	L
Eurodollar Futures Put, Strike Price $95.75	July 2006	5	(10)
U.S. Treasury Bond Futures Call, Strike Price $110.00	June 2006	5	—	L
U.S. Treasury Bond Futures Call, Strike Price $113.00	June 2006	25	14
U.S. Treasury Bond Futures Call, Strike Price $114.00	June 2006	2	1
U.S. Treasury Bond Futures Call, Strike Price $116.00	June 2006	11	9
U.S. Treasury Bond Futures Call, Strike Price $113.00	September 2006	4	2
U.S. Treasury Bond Futures Put, Strike Price $109.00	June 2006	9	(3)
U.S. Treasury Bond Futures Put, Strike Price $110.00	June 2006	5	(5)
U.S. Treasury Note Futures Call, Strike Price $105.00	June 2006	4	—	L
U.S. Treasury Note Futures Call, Strike Price $106.00	June 2006	6	1
U.S. Treasury Note Futures Call, Strike Price $107.00	June 2006	5	1
U.S. Treasury Note Futures Call, Strike Price $108.00	June 2006	17	3
U.S. Treasury Note Futures Call, Strike Price $109.00	June 2006	1	1
U.S. Treasury Note Futures Call, Strike Price $110.00	June 2006	26	14
U.S. Treasury Note Futures Call, Strike Price $111.00	June 2006	4	3
U.S. Treasury Note Futures Call, Strike Price $112.00	June 2006	12	5
U.S. Treasury Note Futures Call, Strike Price $108.00	September 2006	7	—	L
U.S. Treasury Note Futures Call, Strike Price $109.00	September 2006	6	1
U.S. Treasury Note Futures Call, Strike Price $110.00	September 2006	5	2
U.S. Treasury Note Futures Put, Strike Price $106.00	June 2006	4	(1)
U.S. Treasury Note Futures Put, Strike Price $107.00	June 2006	3	(2)

			$41

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.0% of net assets.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

C	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of March 31, 2006.
For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

E	The coupon rates shown on variable rate securities are the rates at March 31, 2006. These rates vary with the weighted average coupon of the underlying loans.

F	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

G	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity have not yet been announced.

Statement of Net Assets
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Core Bond

H	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

I	Convertible Security — Security may be converted into issuer’s common stock.

J	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

K	Colleteral to cover options and futures contracts.

L	Amounts less than $1.

M	Par represents actual number of contracts.

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Long-Term Securities — 97.7%

Corporate Bonds and Notes — 87.8%

Advertising — 1.9%
Affinion Group Inc.	10.125%	10/15/13	990	$1,005	A
R.H. Donnelley Corp.	6.875%	1/15/13	525	491	A
R.H. Donnelley Corp.	6.875%	1/15/13	960	897	A
WDAC Subsidiary Corp.	8.375%	12/1/14	830	820	A

				3,213

Aerospace and Defense — 0.6%
Alliant Techsystems Inc.	6.750%	4/1/16	490	496
DRS Technologies, Inc.	7.625%	2/1/18	470	484

				980

Apparel — 1.6%
Levi Strauss & Co.	9.280%	4/1/12	160	166	B
Levi Strauss & Co.	9.750%	1/15/15	590	621
Levi Strauss & Co.	8.875%	4/1/16	50	50	A
Oxford Industries, Inc.	8.875%	6/1/11	891	918
Russell Corporation	9.250%	5/1/10	858	890

				2,645

Auto and Automotive Parts — 3.0%
Commercial Vehicle Group, Inc.	8.000%	7/1/13	590	590
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,260	1,102
TRW Automotive	9.375%	2/15/13	880	952
Visteon Corporation	8.250%	8/1/10	2,954	2,437

				5,081

Automotive — 0.6%
Ford Motor Company	7.450%	7/16/31	285	212
General Motors Corporation	8.375%	7/15/33	1,180	864

				1,076

Automotive Retailer — 0.4%
Asbury Automotive Group Inc.	9.000%	6/15/12	676	690

Banking and Finance — 4.0%
EPL Finance Corp	11.750%	11/15/13	570	584	A
Ford Motor Credit Company	7.375%	2/1/11	1,775	1,633
General Motors Acceptance Corporation	6.875%	8/28/12	890	821
General Motors Acceptance Corporation	8.000%	11/1/31	3,850	3,639

				6,677

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Building Materials — 2.7%
Associated Materials Incorporated	0.000%	3/1/14	1,650	949	C
Interface, Inc.	10.375%	2/1/10	1,143	1,251
K Hovnanian Enterprises Inc.	6.250%	1/15/16	1,240	1,124
Nortek, Inc.	8.500%	9/1/14	1,200	1,221

				4,545

Cable — 3.3%
Charter Communications Holdings, LLC	10.250%	9/15/10	1,215	1,194
Charter Communications Holdings, LLC	0.000%	5/15/14	1,520	790	C
CSC Holdings Inc.	7.250%	4/15/12	965	943	A
CSC Holdings Inc.	7.875%	2/15/18	430	431
EchoStar DBS Corporation	5.750%	10/1/08	90	89
EchoStar DBS Corporation	6.625%	10/1/14	950	918
EchoStar DBS Corporation	7.125%	2/1/16	330	325	A
LodgeNet Entertainment Corporation	9.500%	6/15/13	782	844

				5,534

Casino Resorts — 2.9%
Boyd Gaming Corporation	8.750%	4/15/12	340	363
Boyd Gaming Corporation	6.750%	4/15/14	180	180
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,660	1,793
Pinnacle Entertainment, Inc.	8.250%	3/15/12	800	838
Premier Entertainment Biloxi LLC	10.750%	2/1/12	1,681	1,605

				4,779

Chemicals — 0.3%
Westlake Chemical Corporation	6.625%	1/15/16	525	519

Coal — 0.7%
Alpha Natural Resources LLC	10.000%	6/1/12	1,010	1,111

Computer Services and Systems — 1.6%
Activant Solutions, Inc.	10.530%	4/1/10	870	888	A,B
Sungard Data Systems Incorporated	10.250%	8/15/15	1,620	1,705	A

				2,593

Containers and Packaging — 1.3%
Graham Packaging Company Inc.	8.500%	10/15/12	174	176
Graham Packaging Company Inc.	9.875%	10/15/14	241	244
Graphic Packaging International Corp.	9.500%	8/15/13	954	892
Plastipak Holdings Inc.	8.500%	12/15/15	840	857	A

				2,169

Drug and Grocery Store Chains — 0.7%
Delhaize America, Inc.	8.125%	4/15/11	464	501
Delhaize America, Inc.	9.000%	4/15/31	630	729

				1,230

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Electric — 1.6%
Mirant Americas Generation, LLC	8.300%	5/1/11	950	983
The AES Corporation	7.750%	3/1/14	940	987
The AES Corporation	9.000%	5/15/15	613	665	A

				2,635

Electronics — 1.3%
L-3 Communications Corporation	6.375%	10/15/15	1,260	1,241
Rayovac Corporation	8.500%	10/1/13	957	885

				2,126

Energy — 3.7%
Elwood Energy LLC	8.159%	7/5/26	1,007	1,072
Midwest Generation LLC	8.560%	1/2/16	1,005	1,083
NRG Energy, Inc.	7.375%	2/1/16	2,170	2,216
Sierra Pacific Resources	6.750%	8/15/17	980	984	A
VeraSun Energy Corporation	9.875%	12/15/12	720	763	A

				6,118

Entertainment — 0.3%
Warner Music Group	7.375%	4/15/14	420	416

Environmental Services — 0.4%
Allied Waste North America Incorporated	8.500%	12/1/08	314	330
Waste Services Inc.	9.500%	4/15/14	390	402

				732

Food, Beverage and Tobacco — 1.2%
R.J. ReynoldsTobacco Holdings, Inc.	6.500%	7/15/10	580	584
Domino’s, Inc.	8.250%	7/1/11	814	834
Stater Bros. Holdings Inc.	8.410%	6/15/10	640	654	B

				2,072

Funeral Parlors and Cemeteries — 0.3%
Service Corporation International	7.500%	6/15/17	480	489	A

Gaming — 0.8%
River Rock Entertainment Authority	9.750%	11/1/11	1,290	1,393

Gas and Pipeline Utilities — 3.9%
ANR Pipeline, Inc.	9.625%	11/1/21	477	584
Colorado Interstate Gas Company	6.800%	11/15/15	500	509	A
Dynegy Holdings Inc.	9.875%	7/15/10	550	605	A
Dynegy Holdings Inc.	8.750%	2/15/12	180	188
Dynegy Holdings Inc.	10.125%	7/15/13	300	344	A
Dynegy Holdings Inc.	8.375%	5/1/16	640	637	A
Southern Natural Gas Company	8.000%	3/1/32	415	455
The Williams Companies, Inc.	7.500%	1/15/31	440	456
The Williams Companies, Inc.	8.750%	3/15/32	2,351	2,751

				6,529

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Health Care — 1.9%
Tenet Healthcare Corporation	9.875%	7/1/14	2,417	2,447
Tenet Healthcare Corporation	9.500%	2/1/15	770	772	A

				3,219

Homebuilding — 1.0%
Beazer Homes USA, Inc.	8.625%	5/15/11	265	277
Beazer Homes USA, Inc.	8.375%	4/15/12	230	239
Beazer Homes USA, Inc.	6.875%	7/15/15	300	285
KB HOME	6.250%	6/15/15	440	411
Kimball Hill, Inc.	10.500%	12/15/12	490	465	A

				1,677

Investment Banking/Brokerage — 0.5%
E*Trade Financial Corporation	7.375%	9/15/13	450	459
E*Trade Financial Corporation	7.875%	12/1/15	332	350

				809

Lodging/Hotels — 0.3%
Host Marriott Corporation	6.750%	6/1/16	420	419	A

Machinery — 0.5%
Terex Corporation	7.375%	1/15/14	880	902

Manufacturing (Diversified) — 0.7%
Jacuzzi Brands Incorporated	9.625%	7/1/10	1,150	1,234

Media — 2.3%
AMC Entertainment Inc.	11.000%	2/1/16	1,120	1,157	A
LIN Television Corporation	6.500%	5/15/13	435	409
LIN Television Corporation	6.500%	5/15/13	250	235
PRIMEDIA Inc.	8.875%	5/15/11	1,270	1,238
Readers Digest Association, Inc.	6.500%	3/1/11	460	459
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	410	418

				3,916

Medical Care Facilities — 1.2%
DaVita, Inc.	7.250%	3/15/15	1,160	1,166
HCA, Inc.	9.000%	12/15/14	270	306
HCA, Inc.	7.690%	6/15/25	330	326
HCA, Inc.	7.500%	11/6/33	190	186

				1,984

Medical Products — 0.2%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	100	103	D
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	170	180

				283

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Metals — 0.4%
Metals USA, Inc.	11.125%	12/1/15	580	638	A

Oil and Gas — 10.2%
Belden & Blake Corporation	8.750%	7/15/12	2,055	2,117
Chesapeake Energy Corporation	7.500%	9/15/13	40	42
Chesapeake Energy Corporation	6.250%	1/15/18	810	791
El Paso Corporation	7.750%	6/15/10	230	237	A
El Paso Corporation	8.050%	10/15/30	950	976
El Paso Corporation	7.800%	8/1/31	2,150	2,161
Encore Acquisition Company	6.250%	4/15/14	160	153
Encore Acquisition Company	6.000%	7/15/15	310	289
Encore Acquisition Company	7.250%	12/1/17	400	401
Exco Resources, Inc.	7.250%	1/15/11	810	806
Kerr-Mcgee Corporation	6.950%	7/1/24	565	575
Kerr-McGee Corporation	7.875%	9/15/31	375	428
Parker Drilling Company	9.625%	10/1/13	1,140	1,265
Plains Exploration & Production Company	7.125%	6/15/14	810	832
Pogo Producing Company	6.875%	10/1/17	910	899
Pride International, Inc.	7.375%	7/15/14	940	987
SemGroup, L.P.	8.750%	11/15/15	1,130	1,153	A
SESI, LLC	8.875%	5/15/11	610	637
Stone Energy Corporation	8.250%	12/15/11	230	231
Stone Energy Corporation	6.750%	12/15/14	285	267
Suburban Propane Partners LP	6.875%	12/15/13	1,110	1,066
Whiting Peteroleum Corporation	7.000%	2/1/14	820	812

				17,125

Paper and Forest Products — 1.4%
Appleton Papers Inc.	9.750%	6/15/14	415	412
Georgia-Pacific Corp.	9.500%	12/1/11	760	832
Georgia-Pacific Corp.	7.700%	6/15/15	20	20
NewPage Corporation	10.000%	5/1/12	370	388
NewPage Corporation	12.000%	5/1/13	715	744

				2,396

Pharmaceuticals — 0.6%
Leiner Health Products Inc.	11.000%	6/1/12	940	922

Printing and Copying Services — 0.4%
Xerox Corporation	6.400%	3/15/16	620	615

Real Estate — 1.0%
Forest City Enterprises, Inc.	6.500%	2/1/17	830	820
Ventas, Inc.	8.750%	5/1/09	475	504
Ventas, Inc.	6.750%	6/1/10	200	202
Ventas, Inc.	9.000%	5/1/12	158	177

				1,703

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Rental and Lease Services — 1.7%
Hertz Corporation	8.875%	1/1/14	470	488	A
Hertz Corporation	10.500%	1/1/16	1,150	1,248	A
NationsRent Inc.	9.500%	10/15/10	1,090	1,185

				2,921

Retail — 2.9%
Ames True Temper	8.600%	1/15/12	910	885	B
Brookstone Company Inc.	12.000%	10/15/12	810	745	A
J.C. Penney Company, Inc.	6.875%	10/15/15	320	334
J.C. Penney Company, Inc.	7.400%	4/1/37	120	130
Neiman Marcus Group, Inc.	10.375%	10/15/15	1,240	1,317	A
Norcraft Companies	9.000%	11/1/11	1,420	1,477

				4,888

Special Purpose — 9.8%
AAC Group Holding Corp.	10.250%	10/1/12	1,820	1,411	C
Denny’s Holdings, Inc.	10.000%	10/1/12	350	361
Di Finance Corporation	9.500%	2/15/13	1,600	1,664
H & E Equipment Services LLC	11.125%	6/15/12	1,444	1,599
H-Lines Finance Holding Corp.	11.000%	4/1/13	994	825	C
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC	9.000%	7/15/14	790	814
Milacron Escrow Corporation	11.500%	5/15/11	2,265	2,072
Rainbow National Services LLC	8.750%	9/1/12	510	543	A
Rainbow National Services LLC	10.375%	9/1/14	360	403	A
Standard Aero Holdings Inc.	8.250%	9/1/14	1,405	1,236
TransDigm Funding Corp.	8.375%	7/15/11	1,100	1,150
UCAR Finance Inc.	10.250%	2/15/12	1,015	1,084
UGS Corporation	10.000%	6/1/12	900	990
Vanguard Health Holding Company I LLC	11.250%	10/1/15	475	347	C
Vanguard Health Holding Company II LLC	9.000%	10/1/14	1,605	1,641
Visant Holding Corporation	8.750%	12/1/13	330	317	A

				16,457

Steel Products — 1.5%
Chaparral Steel Company	10.000%	7/15/13	790	881
Citisteel USA, Inc.	12.480%	9/1/10	790	810	A,B
Rathgibson Inc.	11.250%	2/15/14	835	872	A

				2,563

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Telecommunications — 3.3%
Cincinnati Bell Inc.	7.000%	2/15/15	699	692
Cincinnati Bell Inc.	6.300%	12/1/28	330	305
Citizens Communications Company	9.000%	8/15/31	340	363
Hawaiian Telcom Communications, Inc.	12.500%	5/1/15	1,810	1,792	A
Qwest Communications International Inc.	8.249%	2/15/09	55	56	B
Qwest Communications International Inc.	7.250%	2/15/11	703	720
Qwest Communications International Inc.	7.500%	2/15/14	620	639
Qwest Corporation	7.875%	9/1/11	830	886

				5,453

Telecommunications (Cellular/Wireless) — 1.2%
Rural Cellular Corporation	9.875%	2/1/10	1,300	1,388
Ubiquitel Operating Company	9.875%	3/1/11	610	666

				2,054

Transportation — 5.7%
American Airlines, Inc.	7.800%	10/1/06	830	832
American Commercial Lines Llc	9.500%	2/15/15	500	550
Continental Airlines, Inc.	7.568%	12/1/06	515	512
Continental Airlines, Inc.	7.033%	12/15/12	1,302	1,243
Gulfmark Offshore, Inc.	7.750%	7/15/14	820	836
Horizon Lines, LLC	9.000%	11/1/12	428	453
Kansas City Southern Railway	7.500%	6/15/09	710	721
OMI Corporation	7.625%	12/1/13	966	988
Progress Rail Corp.	7.750%	4/1/12	900	936	A
United Air Lines, Inc.	7.811%	10/1/09	344	342
United Air Lines, Inc.	7.032%	10/1/10	567	565
United Air Lines, Inc.	7.186%	10/1/12	1,488	1,511

				9,489

Total Corporate Bonds and Notes (Identified Cost — $147,177)				147,019

Mortgage-Backed Securities — 0.3%
Blackrock Capital Finance L.P. 1996-R1	9.523%	9/25/26	598	359
Blackrock Capital Finance L.P. 1997-R1	7.750%	3/25/37	494	124	A
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	184	29

Total Mortgage-Backed Securities (Identified Cost — $784)				512

Yankee BondsE — 8.4%

Cable — 0.4%
Rogers Cable Inc.	5.500%	3/15/14	790	748

Chemicals — 0.6%
Nell Af SARL	8.375%	8/15/15	980	973	A

Electric — 0.1%
AES China Generating Co. Ltd.	8.250%	6/26/10	170	171

Electronics — 0.2%
Flextronics Intl Ltd	6.500%	5/15/13	340	337

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES	VALUE

Exploration and Production — 0.3%
Ocean Rig Norway AS	8.375%	7/1/13	400	426	A

Media — 1.8%
Kabel Deutschland GmbH	10.625%	7/1/14	1,200	1,281	A
Quebecor Media Inc.	7.750%	3/15/16	1,325	1,361	A
Quebecor World Capital Corp.	8.750%	3/15/16	340	332	A

				2,974

Oil and Gas — 0.4%
Utilicorp Canada Finance Corp.	7.750%	6/15/11	510	527
Western Oil Sands Inc.	8.375%	5/1/12	100	111

				638

Paper and Forest Products — 0.4%
Domtar Inc.	7.875%	10/15/11	450	426
Domtar Inc.	5.375%	12/1/13	310	254

				680

Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc.	7.750%	4/1/14	370	374	A

Semiconductor Equipment and Production — 0.5%
MagnaChip Semiconductor S.A.	8.000%	12/15/14	880	823

Services — 0.5%
Compagnie Generale de Geophysique SA (CGG)	7.500%	5/15/15	780	803

Special Purpose — 0.5%
Montell Finance Co BV	8.100%	3/15/27	850	824	A

Steel (Producers) — 0.3%
Ispat Inland ULC	9.750%	4/1/14	500	566

Telecommunications — 1.5%
Intelsat, Ltd.	7.625%	4/15/12	2,000	1,650
Wind Acquisition Finance SA	10.750%	12/1/15	790	853	A

				2,503

Telecommunications (Cellular/Wireless) — 0.2%
Rogers Wireless	7.250%	12/15/12	330	348

Transportation — 0.5%
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)	9.375%	5/1/12	370	407
Teekay Shipping Corporation	8.875%	7/15/11	376	414

				821

Total Yankee Bonds (Identified Cost — $14,127)				14,009

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

		MATURITY	PAR/
	RATE	DATE	SHARES		VALUE

Preferred Stocks — 1.0%
Paxson Communications Corporation	14.250%		0.2	shs	1,562	F,G

Total Preferred Stocks (Identified Cost — $1,419)					1,562

Warrants — 0.2%

American Tower Corporation			1	wts	354	A,H
Next Generation Network, Inc.			16		0.2	H

Total Warrants (Identified Cost — $291)					354
Total Long-Term Securities (Total Identified Cost — $163,798)					163,456

Short-Term Securities — 2.2%

Repurchase Agreements — 2.2%
Goldman, Sachs & Company 4.77%, dated 3/31/06, to be repurchased at $1,870 on 4/3/06 (Collateral: $1,890 Federal Home Loan Bank notes, 5.0%, due 4/27/09, value $1,911)			1,869		1,869

Merrill Lynch Government Securities, Inc. 4.78%, dated 3/31/06, to be repurchased at $1,870 on 4/3/06 (Collateral: $4,635 Resolution Funding Corporation principal-only security, due 1/15/20 to 4/15/26, value $1,905)			1,869		1,869

Total Short-Term Securities (Identified Cost $3,738)					3,738

Total Investments — 99.9% (Identified Cost — $167,536)					167,194
Other Assets Less Liabilities — 0.1%					199

Net Assets — 100.0%					$167,393

Net Asset Value Per Share
Primary Class					$9.09

Institutional Class					$9.13

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason High Yield

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities which the Fund’s investment adviser has determined to be liquid, represent 20.8% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”). The coupon rates are the rates as of March 31, 2006.

C	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

D	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

F	Pay-in-Kind (“PIK”) security — A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

G	Private placement.

H	Non-income producing.

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 98.1%

Corporate Bonds and Notes — 72.8%

Aerospace/Defense — 1.0%
L-3 Communications Corp.	7.625%	6/15/12	$1,000	$1,033
Lockheed Martin Corporation	8.500%	12/1/29	760	987
Northrop Grumman Corporation	7.750%	2/15/31	170	206
Raytheon Company	6.150%	11/1/08	489	498
Raytheon Company	5.375%	4/1/13	1,240	1,224

				3,948

Auto Parts and Equipment — 0.5%
American Axle & Manufacturing Inc.	5.250%	2/11/14	800	660
Johnson Controls, Inc.	5.250%	1/15/11	1,460	1,436

				2,096

Automotive — 1.0%
Ford Motor Company	7.450%	7/16/31	1,975	1,466
Ford Motor Company	8.900%	1/15/32	370	291
General Motors Corporation	8.250%	7/15/23	650	468
General Motors Corporation	8.375%	7/15/33	1,990	1,458

				3,683

Banking and Finance — 8.8%
Boeing Capital Corporation	6.500%	2/15/12	1,000	1,052
Boeing Capital Corporation	5.800%	1/15/13	530	540
Countrywide Home Loans, Inc.	3.250%	5/21/08	1,200	1,148
Countrywide Home Loans, Inc.	4.125%	9/15/09	340	325
Ford Motor Credit Company	4.950%	1/15/08	250	233
Ford Motor Credit Company	6.625%	6/16/08	8,210	7,771
Ford Motor Credit Company	7.375%	10/28/09	2,970	2,792
Ford Motor Credit Company	7.375%	2/1/11	2,390	2,199
Ford Motor Credit Company	7.250%	10/25/11	2,410	2,196
General Motors Acceptance Corporation	6.150%	4/5/07	1,570	1,542
General Motors Acceptance Corporation	6.125%	8/28/07	2,680	2,599
General Motors Acceptance Corporation	6.311%	11/30/07	320	299
General Motors Acceptance Corporation	5.625%	5/15/09	590	549
General Motors Acceptance Corporation	6.875%	9/15/11	750	699
General Motors Acceptance Corporation	0.000%	6/15/15	2,700	1,179	A
HSBC Finance Corporation	4.750%	4/15/10	1,325	1,290
HSBC Finance Corporation	5.500%	1/19/16	1,610	1,573
John Deere Capital Corporation	4.500%	8/22/07	5	5
MBNA America Bank	5.375%	1/15/08	1,200	1,202
National Rural Utilities Cooperative Finance Corporation	7.250%	3/1/12	1,700	1,836
Residential Capital Corporation	6.000%	2/22/11	1,970	1,954
SB Treasury Company LLC	9.400%	12/29/49	840	904	B,C

				33,887

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Banks — 6.3%
Bank of America Corporation	7.400%	1/15/11	3,165	3,421
Bank of America Corporation	4.750%	8/15/13	110	105
BankAmerica Capital III	5.170%	1/15/27	585	566	D
BB&T Capital Trust I	5.850%	8/18/35	1,750	1,651
CBA Capital Trust I	5.805%	12/31/49	3,510	3,486	B
Chase Capital II	5.180%	2/1/27	1,980	1,882	D
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500	2,453	C
Key Bank NA	5.800%	7/1/14	535	538
Rabobank Capital Funding Trust II	5.260%	12/31/49	320	308	B,C
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,120	2,949	B,C
Suntrust Bank	5.000%	9/1/15	1,450	1,389
UnionBanCal Corporation	5.250%	12/16/13	785	762
Wachovia Bank NA	7.800%	8/18/10	2,640	2,876
Wachovia Capital Trust III	5.800%	3/15/42	520	511	C
Washington Mutual, Inc.	4.200%	1/15/10	700	669
Washington Mutual, Inc.	4.625%	4/1/14	1,000	914

				24,480

Building Materials — 0.0%
American Standard, Inc.	8.250%	6/1/09	37	40
American Standard, Inc.	7.625%	2/15/10	5	5

				45

Cable — 1.5%
Comcast Cable Communications, Inc.	6.750%	1/30/11	960	998
Comcast Corporation	7.050%	3/15/33	1,800	1,852
Cox Communications, Inc.	4.625%	1/15/10	1,410	1,352
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,483
Tele-Communications, Inc.	7.125%	2/15/28	180	185

				5,870

Casino Resorts — 0.6%
Harrah’s Operating Company, Inc	5.500%	7/1/10	410	406
Harrah’s Operating Company, Inc	5.750%	10/1/17	2,110	1,998

				2,404

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Chemicals — 0.7%
E. I. du Pont de Nemours and Company	4.875%	4/30/14	1,100	1,048
The Dow Chemical Company	6.000%	10/1/12	750	768
The Dow Chemical Company	7.375%	11/1/29	800	923

				2,739

Computer Services and Systems — 0.9%
Electronic Data Systems Corporation	7.125%	10/15/09	530	557
Electronic Data Systems Corporation	6.500%	8/1/13	500	508
Electronic Data Systems Corporation	7.450%	10/15/29	570	605
International Business Machines Corporation	4.750%	11/29/12	1,750	1,689

				3,359

Consumer Products — 0.1%
The Clorox Company	5.000%	1/15/15	350	333
The Procter & Gamble Company	4.300%	8/15/08	200	196

				529

Diversified Financial Services — 6.7%
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170	5,365	B
Associates Corporation of North America	8.150%	8/1/09	775	838
Beaver Valley Funding Corp.	9.000%	6/1/17	1,100	1,242
Capital One Bank	4.875%	5/15/08	150	148
Capital One Bank	5.750%	9/15/10	870	878
Capital One Bank	6.500%	6/13/13	690	718
Capital One Financial Corporation	7.125%	8/1/08	340	352
General Electric Capital Corporation	4.000%	6/15/09	3,640	3,506
General Electric Capital Corporation	3.750%	12/15/09	4,900	4,636
General Electric Capital Corporation	5.450%	1/15/13	1,740	1,739
General Electric Capital Corporation	6.750%	3/15/32	5	5
iStar Financial Inc.	5.375%	4/15/10	3,180	3,129
iStar Financial Inc.	6.000%	12/15/10	580	584
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	240	234
Marsh & McLennan Companies, Inc.	5.875%	8/1/33	900	816
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	1,520	1,616	B,C

				25,806

Drug and Grocery Store Chains — 0.7%
Kroger Company	8.000%	9/15/29	1,000	1,134
Safeway Inc.	7.500%	9/15/09	600	635
Safeway Inc.	5.800%	8/15/12	750	747

				2,516

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Electric — 4.1%
AEP Texas Central Company	5.500%	2/15/13	1,060	1,040
American Electric Power Company, Inc.	5.250%	6/1/15	350	336
Commonwealth Edison Company	6.150%	3/15/12	560	570
Dominion Resources, Inc.	5.125%	12/15/09	490	483
Dominion Resources, Inc.	4.750%	12/15/10	140	135
Dominion Resources, Inc.	5.700%	9/17/12	510	505
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,364
FirstEnergy Corp.	7.375%	11/15/31	4,440	4,932
Niagara Mohawk Power Corporation	7.750%	10/1/08	1,010	1,062
System Energy Resources, Inc.	4.875%	10/1/07	1,020	1,008
Tampa Electric Company	6.375%	8/15/12	380	395
The Cleveland Electric Illuminating Company	5.650%	12/15/13	940	932
The Cleveland Electric Illuminating Company	7.880%	11/1/17	850	982
The Detroit Edison Company	5.200%	10/15/12	1,260	1,236

				15,980

Energy — 3.9%
Alabama Power Company	3.125%	5/1/08	920	880
DTE Energy Company	6.375%	4/15/33	350	344
Duke Energy Corporation	5.625%	11/30/12	270	270
Exelon Corporation	6.750%	5/1/11	2,000	2,088
MidAmerican Energy Holdings Company	5.875%	10/1/12	750	757
Pacific Gas and Electric Company	6.050%	3/1/34	4,610	4,511
Sempra Energy	5.240%	5/21/08	1,685	1,687	D
TXU Corp.	6.550%	11/15/34	2,730	2,464
TXU Energy Co.	7.000%	3/15/13	930	969
Xcel Energy, Inc.	7.000%	12/1/10	900	949

				14,919

Environmental Services — 0.3%
Waste Management, Inc.	6.375%	11/15/12	310	322
Waste Management, Inc.	7.375%	5/15/29	690	774

				1,096

Food, Beverage and Tobacco — 1.4%
Altria Group, Inc.	7.000%	11/4/13	1,385	1,489
Kellogg Company	6.600%	4/1/11	1,000	1,045
Kellogg Company	7.450%	4/1/31	650	762
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	860	897
The Pepsi Bottling Group, Inc.	7.000%	3/1/29	340	383
Tyson Foods, Inc.	7.000%	1/15/28	800	723

				5,299

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Gas and Pipeline Utilities — 1.6%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,125
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,766
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,000	1,141
The Williams Companies, Inc.	7.625%	7/15/19	2,000	2,130

				6,162

Health Care — 1.1%
Tenet Healthcare Corporation	9.875%	7/1/14	2,310	2,339
Tenet Healthcare Corporation	6.875%	11/15/31	750	599
WellPoint Inc.	5.000%	12/15/14	1,330	1,268

				4,206

Homebuilding — 0.3%
Centex Corporation	5.125%	10/1/13	420	394
D.R. Horton, Inc.	5.250%	2/15/15	610	556
Pulte Homes, Inc.	6.250%	2/15/13	385	384

				1,334

Insurance — 0.7%
Liberty Mutual Group	5.750%	3/15/14	720	700	B
The St. Paul Travelers Companies, Inc.	5.500%	12/1/15	1,100	1,076
Willis Group North America	5.125%	7/15/10	760	744

				2,520

Investment Banking/Brokerage — 5.2%
JP Morgan Chase & Co.	5.125%	9/15/14	3,195	3,071
JP Morgan Chase & Co.	4.891%	9/1/15	1,035	1,005	C
JP Morgan Chase & Co.	5.150%	10/1/15	2,000	1,914
Lehman Brothers Holdings Inc.	5.500%	4/4/16	4,690	4,598
Merrill Lynch & Co., Inc.	3.375%	9/14/07	1,345	1,309
Merrill Lynch & Co., Inc.	6.000%	2/17/09	800	814
Morgan Stanley	5.800%	4/1/07	2,600	2,612
Morgan Stanley	5.050%	1/21/11	900	882
Morgan Stanley	4.750%	4/1/14	65	61
The Bear Stearns Companies Inc.	4.550%	6/23/10	1,600	1,546
The Goldman Sachs Group, Inc.	5.125%	1/15/15	370	353
The Goldman Sachs Group, Inc.	6.345%	2/15/34	2,025	2,008
				20,173

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	1,000	1,068

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Media — 3.0%
Clear Channel Communications, Inc.	4.400%	5/15/11	1,210	1,109
Clear Channel Communications, Inc.	5.500%	9/15/14	830	767
Liberty Media Corporation	7.875%	7/15/09	1,000	1,052
Liberty Media Corporation	8.500%	7/15/29	340	334
Liberty Media Corporation	8.250%	2/1/30	120	116
News America, Inc.	6.550%	3/15/33	1,495	1,456
News America, Inc.	6.200%	12/15/34	115	108
Time Warner Entertainment Co., L.P.	8.375%	7/15/33	855	984
Time Warner Inc.	6.150%	5/1/07	1,390	1,401
Time Warner Inc.	9.125%	1/15/13	1,130	1,308
Time Warner Inc.	7.700%	5/1/32	1,625	1,787
Viacom Inc.	7.700%	7/30/10	90	97
Viacom Inc.	5.625%	8/15/12	1,095	1,076

				11,595

Media and Entertainment — 0.3%
The Walt Disney Company	6.200%	6/20/14	1,280	1,322

Medical Care Facilities — 1.7%
Coventry Health Care, Inc.	5.875%	1/15/12	1,050	1,039
HCA, Inc.	6.300%	10/1/12	1,790	1,747
HCA, Inc.	6.250%	2/15/13	2,130	2,066
HCA, Inc.	5.750%	3/15/14	150	141
Health Care REIT, Inc.	5.875%	5/15/15	1,440	1,399

				6,392

Metals and Minerals — 0.7%
Vale Overseas Limited	6.250%	1/11/16	2,885	2,838

Oil and Gas — 6.3%
Amerada Hess Corporation	7.300%	8/15/31	3,740	4,164
Apache Corporation	6.250%	4/15/12	1,150	1,203
Conoco Inc.	6.950%	4/15/29	600	679
ConocoPhillips	4.750%	10/15/12	2,290	2,208
Devon Energy Corporation	7.950%	4/15/32	1,080	1,323
El Paso Corporation	7.800%	8/1/31	1,660	1,668
El Paso Corporation	7.750%	1/15/32	340	343
Kerr-McGee Corporation	7.875%	9/15/31	4,700	5,368
Ocean Energy Inc.	4.375%	10/1/07	965	951
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	1,170	1,149
Pemex Project Funding Master Trust	8.500%	2/15/08	100	105
Pemex Project Funding Master Trust	6.625%	6/15/35	2,900	2,801	B
Pride International, Inc.	7.375%	7/15/14	800	840

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Valero Energy Corporation	6.875%	4/15/12	565	599
XTO Energy, Inc.	6.250%	4/15/13	745	771

				24,172

Paper and Forest Products — 1.3%
International Paper Company	5.500%	1/15/14	900	863
Weyerhaeuser Company	6.750%	3/15/12	2,150	2,238
Weyerhaeuser Company	7.375%	3/15/32	1,785	1,906

				5,007

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Company	5.750%	10/1/11	1,160	1,173

Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	3.625%	5/15/08	975	910
Eastman Kodak Company	7.250%	11/15/13	500	486

				1,396

Real Estate — 0.4%
EOP Operating Limited Partnership	6.750%	2/15/12	1,500	1,563

Retail — 0.4%
Target Corporation	5.875%	3/1/12	860	881
Wal-Mart Stores, Inc.	6.875%	8/10/09	475	498

				1,379

Special Purpose — 6.4%
Ahold Finance USA, Inc.	8.250%	7/15/10	960	1,018
Arch Western Finance, LLC	6.750%	7/1/13	1,000	992
ASIF Global Financing XIX	4.900%	1/17/13	1,120	1,080	B
Caterpillar Financial Services Corporation	4.500%	6/15/09	1,040	1,015
DaimlerChrysler NA Holding Corporation	6.400%	5/15/06	800	801
DaimlerChrysler NA Holding Corporation	5.360%	9/10/07	1,520	1,524	D
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	160	155
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	260	272
DaimlerChrysler NA Holding Corporation	5.875%	3/15/11	300	299
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	735	776
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	290	295
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	1,800	2,106
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	1,760	1,697	B,C
Duke Capital Corporation	6.250%	2/15/13	340	349
Fosters Finance Corporation	4.875%	10/1/14	840	775	B
Sprint Capital Corporation	8.375%	3/15/12	1,860	2,102
Sprint Capital Corporation	8.750%	3/15/32	2,170	2,713

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

TCI Communications Financing III	9.650%	3/31/27	3,350	3,601
Unilever Capital Corporation	7.125%	11/1/10	480	511
Verizon Global Funding Corp.	6.125%	6/15/07	2,065	2,083
Verizon Global Funding Corp.	7.750%	6/15/32	375	416

				24,580

Telecommunications — 1.3%
AT&T Inc.	5.100%	9/15/14	1,910	1,813
BellSouth Corporation	4.750%	11/15/12	830	786
Qwest Corporation	5.625%	11/15/08	550	546
Verizon New York Inc.	6.875%	4/1/12	1,820	1,869

				5,014

Telecommunications (Cellular/Wireless) — 1.5%
Motorola, Inc.	7.625%	11/15/10	135	147
New Cingular Wireless Services Inc.	7.500%	5/1/07	1,500	1,534
New Cingular Wireless Services Inc.	8.125%	5/1/12	570	640
New Cingular Wireless Services Inc.	8.750%	3/1/31	980	1,242
Nextel Communications, Inc.	5.950%	3/15/14	469	464
Nextel Communications, Inc.	7.375%	8/1/15	1,600	1,678

				5,705

Transportation — 1.1%
Burlington Northern Railroad Company	6.960%	3/22/09	157	162
Burlington Northern Railroad Company	7.330%	6/23/10	137	142
Continental Airlines, Inc.	7.256%	3/15/20	521	531
Continental Airlines, Inc.	6.545%	2/2/19	161	163
CSX Transportation, Inc.	7.875%	5/15/43	252	306
Delta Air Lines, Inc.	7.570%	5/18/12	300	300
Delta Air Lines, Inc.	6.718%	7/2/24	650	657
Norfolk Southern Corporation	7.875%	5/15/43	348	426
Union Pacific Corporation	4.875%	1/15/15	1,740	1,648

				4,335

Total Corporate Bonds and Notes (Identified Cost — $286,654)				280,590

U.S. Government and Agency Obligations — 3.3%

Fixed Rate Securities — 0.8%
Tennessee Valley Authority	5.375%	11/13/08	150	151
United States Treasury Bonds	6.250%	5/15/30	40	47
United States Treasury Bonds	5.375%	2/15/31	2,030	2,137
United States Treasury Notes	4.500%	2/15/09	935	927
United States Treasury Notes	4.500%	11/15/15	10	9

				3,271

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Treasury Inflation-Protected SecuritiesE — 2.5%
United States Treasury Inflation-Protected Security	1.875%	7/15/15	10,101	9,714

Total U.S. Government and Agency Obligations (Identified Cost — $13,448)				12,985

U.S. Government Agency Mortgage-Backed Securities — 0.0%

Indexed SecuritiesD — 0.0%
Freddie Mac	5.564%	9/1/24	76	77

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost $77)				77

Yankee BondsF — 22.0%

Banking and Finance — 2.4%
AIFUL CORPORATION	5.000%	8/10/10	2,685	2,598	B
Corporacion Andina de Fomento	4.980%	1/26/07	1,260	1,261
HBOS Treasury Services plc	4.000%	9/15/09	1,080	1,037	B
Mizuho Financial Group, Inc.	5.790%	4/15/14	3,565	3,574	B
Sumitomo Mitsui Banking Corporation	5.625%	7/29/49	730	708	B

				9,178

Banks — 1.8%
BOI Capital Funding	5.571%	2/1/49	2,000	1,915	B,C
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,490	B,C
HSBC Capital Funding LP	4.610%	12/29/49	760	698	B,C
Shinsei Finance Cayman Limited	6.418%	1/29/49	3,055	3,007	B,C

				7,110

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	870	900

Diversified Financial Services — 0.7%
Encana Holdings Finance Corp	5.800%	5/1/14	2,725	2,747

Electric — 1.0%
Empresa Nacional de Electricidad S.A.	8.500%	4/1/09	1,805	1,936
Hydro-Quebec	7.500%	4/1/16	1,625	1,873

				3,809

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Foreign Governments — 5.3%
Federative Republic of Brazil	5.250%	4/15/12	329	329
Federative Republic of Brazil	5.250%	4/15/12	505	504
Federative Republic of Brazil	8.875%	4/15/24	240	277
Federative Republic of Brazil	10.125%	5/15/27	740	959
Federative Republic of Brazil	12.250%	3/6/30	510	777
Province of Nova Scotia	5.750%	2/27/12	1,000	1,022
Republic of Chile	5.060%	1/28/08	120	121	D
Republic of Colombia	11.750%	2/25/20	570	812
Republic of Panama	7.125%	1/29/26	740	755
Republic of Panama	6.700%	1/26/36	353	352
Republic of Peru	5.000%	3/7/17	537	510	C
Republic of Peru	5.000%	3/7/17	198	188	B,C
Republic of Peru	8.750%	11/21/33	500	558
Republic of South Africa	7.375%	4/25/12	650	705
Republic of South Africa	6.500%	6/2/14	700	736
Russian Federation	5.000%	3/31/30	4,320	4,740	C
United Mexican States	11.500%	5/15/26	1,100	1,708
United Mexican States	8.300%	8/15/31	820	991
United Mexican States	7.500%	4/8/33	3,942	4,395

				20,439

Insurance — 0.7%
Axa	8.600%	12/15/30	1,630	2,083
Oil Insurance Ltd	5.150%	8/15/33	585	576	B,C
XL Capital Ltd.	5.250%	9/15/14	20	19

				2,678

Manufacturing (Diversified) — 0.5%
Tyco International Group SA	6.375%	10/15/11	250	257
Tyco International Group SA	7.000%	6/15/28	554	583
Tyco International Group SA	6.875%	1/15/29	1,051	1,097

				1,937

Oil and Gas — 1.5%
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	905	1,061
Petroliam Nasional Berhad	7.625%	10/15/26	610	714	B
YPF Sociedad Anonima	10.000%	11/2/28	3,500	4,148

				5,923

Special Purpose — 3.4%
Anadarko Finance Company	6.750%	5/1/11	970	1,022
Conoco Funding Company	6.350%	10/15/11	520	542
Deutsche Telekom International Finance BV	8.250%	6/15/30	1,400	1,675

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Deutsche Telekom International Finance BV	9.250%	6/1/32	670	868
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,160	977
HSBC Holdings plc	5.250%	12/12/12	830	814
ILFC E-Capital Trust I	5.900%	12/21/65	890	864	B,C
Molson Coors Capital Finance	4.850%	9/22/10	1,305	1,268
Petronas Capital Ltd.	7.875%	5/22/22	770	911	B
Resona Preferred Global Securities Limited	7.191%	12/29/49	2,120	2,212	B,C
Telefonica Europe BV	8.250%	9/15/30	800	927
UFJ Finance Aruba AEC	6.750%	7/15/13	920	975

				13,055

Telecommunications — 3.5%
British Telecommunications plc	8.375%	12/15/10	900	1,004
British Telecommunications plc	8.875%	12/15/30	420	537
France Telecom SA	7.750%	3/1/11	3,000	3,276
France Telecom SA	8.500%	3/1/31	340	425
INTELSAT	7.625%	4/15/12	32	26
INTELSAT	6.500%	11/1/13	1,333	997
Koninklijke (Royal) KPN NV	8.000%	10/1/10	990	1,063
Koninklijke (Royal) KPN NV	8.375%	10/1/30	655	721
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	1,080	1,150
Telecom Italia Capital S.p.A.	5.250%	11/15/13	2,025	1,919
Telecom Italia Capital S.p.A.	4.950%	9/30/14	1,860	1,711
Telus Corporation	7.500%	6/1/07	700	716

				13,545

Telecommunications (Cellular/Wireless) — 0.3%
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,000	998

Transportation — 0.3%
Qantas Airways Limited	6.050%	4/15/16	980	971	B

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	1,550	1,438

Total Yankee Bonds (Identified Cost — $82,976)				84,728

Total Long-Term Securities (Identified Cost $383,155)				378,380

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Short-Term Securities — 0.8%

U.S. Government and Agency Obligations — 0.0%
Fannie Mae	0.000%	5/15/06	168	167	A,G

Repurchase Agreements — 0.8%

Goldman, Sachs & Company
4.77%, dated 3/31/06, to be repurchased at $1,443 on 4/3/06 (Collateral: $1,400 Federal Home Loan Bank notes, 5.75%, due 5/15/12, value $1,472)			1,442	1,442

Lehman Brothers, Inc.
4.75%, dated 3/31/06, to be repurchased at $1,443 on 4/3/06 (Collateral: $1,470 Federal Home Loan Bank notes, 5%, due 2/19/08, value $1,471)			1,442	1,442

				2,884

Total Short-Term Securities (Identified Cost $3,051)				3,051

Total Investments — 98.9% (Identified Cost $386,206)				$381,431
Other Assets Less Liabilities — 1.1%				4,099

Net Assets — 100.0%				385,530

Net Asset Value Per Share
Primary Class				$10.21

Institutional Class				$10.22

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation)

Futures Contracts Purchased
U.S. Treasury Bond Futures	June 2006	389	$(203)
U.S. Treasury Note Futures	June 2006	41	(127)

			$(330)

Futures Contracts Written
U.S. Treasury Note Futures	June 2006	376	$223

A	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 11.2% of net assets.

C	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

D	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of March 31, 2006.

E	Inflation-Protected Securites — Treasury Security whose principal value is adjusted daily or monthly in accordance with changes in the Consumer Price Index for all Urban Consumers. Interest is calculated on the basis of current adjusted principal value.

F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

G	Collateral to cover futures contracts.

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 97.6%

Corporate Bonds and Notes — 29.6%

Auto Parts and Equipment — 0.1%
Johnson Controls, Inc.	4.830%	1/17/08	$270	$270	A

Banking and Finance — 7.2%
Countrywide Financial Corporation	5.170%	3/24/09	850	850	A
Ford Motor Credit Company	5.795%	9/28/07	1,020	979	A
Ford Motor Credit Company	6.625%	6/16/08	4,810	4,553
General Motors Acceptance Corporation	5.550%	7/16/07	110	107	A
General Motors Acceptance Corporation	6.090%	9/23/08	4,000	3,775	A
HSBC Finance Corporation	4.970%	5/10/10	690	692	A
iStar Financial Inc.	5.220%	3/3/08	1,160	1,163	A
iStar Financial Inc.	5.650%	9/15/11	1,400	1,381
Residential Capital Corporation	6.335%	6/29/07	1,680	1,692	A
SLM Corporation	4.763%	7/27/09	1,140	1,139	A

				16,331

Banks — 0.4%
Wachovia Capital Trust III	5.800%	12/29/49	1,010	992	B

Cable — 0.4%
Comcast Cable Communications, Inc.	8.375%	5/1/07	230	237
Comcast Cable Communications, Inc.	6.875%	6/15/09	700	724

				961

Casino Resorts — 0.4%
Caesars Entertainment, Inc.	7.500%	9/1/09	330	347
Harrah’s Operating Company, Inc.	7.500%	1/15/09	539	564

				911

Chemicals — 0.4%
The Dow Chemical Company	5.750%	12/15/08	560	567
The Dow Chemical Company	5.970%	1/15/09	330	335

				902

Computer Services and Systems — 0.5%
Electronic Data Systems Corporation	7.125%	10/15/09	1,000	1,051

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Diversified Financial Services — 1.6%
Capital One Financial Corporation	4.738%	5/17/07	690	685
General Electric Capital Corporation	5.010%	6/15/09	1,470	1,472	A
ZFS Finance USA Trust III	6.060%	12/15/65	1,500	1,509	A,C

				3,666

Electric — 1.5%
Appalachian Power Company	3.600%	5/15/08	1,700	1,638
Commonwealth Edison Company	3.700%	2/1/08	580	563
FirstEnergy Corp.	6.450%	11/15/11	370	383
Niagara Mohawk Power Corporation	7.750%	10/1/08	460	483
Ohio Edison Company	4.000%	5/1/08	310	301

				3,368

Energy — 2.8%
Alabama Power Company	4.990%	8/25/09	1,000	1,003	A
CenterPoint Energy, Inc.	5.875%	6/1/08	440	442
Duke Energy Corporation	3.750%	3/5/08	1,500	1,458
Pacific Gas and Electric Company	3.600%	3/1/09	1,000	951
Sempra Energy	5.240%	5/21/08	2,000	2,002	A
TXU Corp.	4.800%	11/15/09	570	548

				6,404

Environmental Services — 0.8%
Waste Management, Inc.	6.500%	11/15/08	570	584
Waste Management, Inc.	7.375%	8/1/10	1,090	1,163

				1,747

Food, Beverage and Tobacco — 1.4%
Altria Group, Inc.	5.625%	11/4/08	3,000	3,011
Sara Lee Corporation	6.250%	9/15/11	230	233

				3,244

Investment Banking/Brokerage — 1.1%
Lehman Brothers Holdings Inc.	4.970%	11/10/09	1,120	1,124	A
Morgan Stanley	4.850%	1/18/11	880	882	A
The Bear Stearns Companies Inc.	4.898%	1/31/11	580	580	A

				2,586

Manufacturing (Diversified) — 1.3%
Tyco International Group SA	4.436%	6/15/07	3,000	2,951	C

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Media — 1.5%
Clear Channel Communications, Inc.	6.625%	6/15/08	140	142
Clear Channel Communications, Inc.	4.250%	5/15/09	550	524
Clear Channel Communications, Inc.	7.650%	9/15/10	610	641
Liberty Media Corporation	7.875%	7/15/09	1,120	1,179
Viacom Inc.	5.625%	5/1/07	1,000	999

				3,485

Oil and Gas — 4.0%
Amerada Hess Corporation	6.650%	8/15/11	1,710	1,789
Anadarko Petroleum Corporation	3.250%	5/1/08	1,440	1,380
Occidental Petroleum Corporation	7.375%	11/15/08	1,140	1,196
Ocean Energy Inc.	4.375%	10/1/07	580	572
Pemex Project Funding Master Trust	8.500%	2/15/08	866	907
Pemex Project Funding Master Trust	5.430%	12/3/12	2,568	2,563	A,C
XTO Energy, Inc.	5.650%	4/1/16	640	632

				9,039

Paper and Forest Products — 0.7%
International Paper Company	3.800%	4/1/08	1,150	1,112
Weyerhaeuser Company	6.125%	3/15/07	395	397
Weyerhaeuser Company	5.950%	11/1/08	170	171

				1,680

Photo Equipment and Supplies — 0.1%
Eastman Kodak Company	7.250%	11/15/13	110	107

Special Purpose — 2.4%
American Honda Finance Corporation	4.820%	5/12/08	900	900	A,C
BAE Systems Holdings Inc.	5.149%	8/15/08	680	681	A,C
DaimlerChrysler NA Holding Corporation	5.210%	10/31/08	320	321	A
DaimlerChrysler NA Holding Corporation	5.875%	3/15/11	1,170	1,165
ILFC E-Capital Trust I	5.900%	12/29/49	600	582	B,C
International Lease Finance Corporation	5.000%	4/15/10	650	638
National Rural Utilities Cooperative Finance Corporation	5.750%	12/1/08	330	332
Sprint Capital Corporation	6.125%	11/15/08	470	478
Verizon Global Funding Corp.	7.250%	12/1/10	240	255

				5,352

Telecommunications — 0.3%
AT& T Inc.	4.125%	9/15/09	160	153
AT& T Inc.	5.300%	11/15/10	540	533

				686

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Telecommunications (Cellular/Wireless) — 0.7%
Motorola, Inc.	4.608%	11/16/07	1,500	1,483

Total Corporate Bonds and Notes (Identified Cost — $68,258)				67,216

Asset-Backed Securities — 14.1%

Fixed Rate Securities — 4.3%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	2,263	2,230
MBNA Practice Solutions Owners Trust 2005-2	4.100%	5/15/09	2,700	2,649	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	1,300	1,274	C
Structured Asset Securities Corporation 2003-AL1	3.356%	4/25/31	752	690	C
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	3,000	2,958

				9,801

Indexed SecuritiesA — 9.8%
Asset Backed Funding Certificates 2002-WF2	5.568%	5/25/32	221	222
Bear Stearns Asset Backed Securities, Inc. 2004-1	5.338%	6/25/34	3,000	3,020
CHEC Loan Trust 2004-2	5.148%	2/25/31	3,500	3,504
Citibank Credit Card Issuance Trust 2002-B1	4.849%	6/25/09	1,675	1,679
Countrywide Home Equity Loan Trust 2004-O	5.029%	2/15/34	1,159	1,161
Fremont Home Loan Trust 2004-C	5.088%	1/25/32	922	923
GSAA Home Equity Trust 2004-9	5.198%	9/25/34	1,091	1,093
Magnetite CBO II, Ltd.	5.230%	8/25/12	118	118	C,D
RAAC Series 2005-RP1	5.158%	7/25/37	1,367	1,367	C
Rental Car Finance Corp. 2003-1A	5.218%	5/25/08	3,000	3,011	C
Rental Car Finance Corp. 2004-1A	5.018%	6/25/09	3,000	3,004	C
Superior Wholesale Inventory Financing Trust 2004-A10	4.849%	9/15/11	3,000	3,002

				22,104

Total Asset-Backed Securities (Identified Cost — $32,058)				31,905

Mortgage-Backed Securities — 24.7%

Fixed Rate Securities — 3.1%
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	194	194	C
Nomura Asset Acceptance Corporation, Series 2006 - AP1	4.500%	2/15/28	400	19	B
Prime Mortgage Trust 2005-2	7.596%	10/25/32	1,748	1,787
Residential Asset Mortgage Products, Inc. 2005-SL1 A7	8.000%	5/25/32	1,846	1,921
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	3,139	3,173

				7,094

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Indexed SecuritiesA — 16.7%
Banc of America Mortgage Securities 2005-F	5.025%	7/25/35	2,393	2,351
Bear Stearns Arm Trust 2004-10	4.591%	1/25/35	982	967
Countrywide Alternative Loan Trust 2005-59 1A1	5.106%	11/20/35	2,270	2,282
Countrywide Alternative Loan Trust 2006-0a2 A5	5.053%	5/20/46	2,500	2,500
Harborview Mortgage Loan Trust 2004-8	5.176%	11/19/34	1,409	1,414
HomeBanc Mortgage Trust 2004-2	5.188%	12/25/34	1,984	1,988
HomeBanc Mortgage Trust 2005-1	5.068%	3/25/35	2,326	2,304
Impac CMB Trust 2004-2	5.078%	4/25/34	858	858
Impac CMB Trust 2004-6	5.208%	10/25/34	996	999
Impac Secured Assets Corp. 2004-3	5.018%	11/25/34	454	455
Lehman XS Trust 2005-5N 3A1A	5.118%	11/25/35	2,813	2,815
Luminent Mortgage Trust 2006-2 A1A	5.018%	2/25/46	2,588	2,588
MASTR Specialized Loan Trust 2006-01 A	5.118%	1/25/36	1,306	1,306	C
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.176%	5/25/35	2,228	2,183
Sequoia Mortgage Trust 2003-2 A2	4.700%	6/20/33	1,032	1,029
Sequoia Mortgage Trust 2003-7 A1	5.096%	1/20/34	1,045	1,046
Thornburg Mortgage Securities Trust 2004-2	4.968%	6/25/44	234	234
Thornburg Mortgage Securities Trust 2005-4	5.028%	10/25/35	2,336	2,333
Thornburg Mortgage Securities Trust 2005-4	5.018%	12/25/35	2,372	2,370
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10	4.065%	10/25/33	2,100	2,027
WaMu Mortgage Pass-Through Certificates, Series 2004-AR8	5.045%	6/25/44	1,680	1,683
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1	5.138%	2/25/36	2,232	2,231

				37,963

Variable Rate SecuritiesE — 4.9%
Banc of America Funding Corporation 2004-B	4.198%	12/20/34	1,467	1,458
Countrywide Alternative Loan Trust 2004-33, 1A1	5.021%	12/25/34	976	972
Countrywide Alternative Loan Trust 2004-33, 2A1	4.959%	12/25/34	492	487
J.P. Morgan Mortgage Trust 2003-A1	4.364%	10/25/33	2,415	2,328
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	3,000	2,823
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.897%	4/25/35	2,971	2,921

				10,989

Total Mortgage-Backed Securities (Identified Cost — $56,648)				56,046

U.S. Government and Agency Obligations — 6.4%

Fixed Rate Securities — 3.0%
Freddie Mac	3.800%	12/27/06	5,000	4,952
United States Treasury Bonds	6.250%	5/15/30	20	23
United States Treasury Bonds	5.375%	2/15/31	190	200

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

United States Treasury Notes	4.375%	1/31/08	1,650	1,636
United States Treasury Notes	3.500%	2/15/10	5	5

				6,816

Treasury Inflation-Protected SecuritiesF — 3.4%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	2,292	2,171
United States Treasury Inflation-Protected Security	3.000%	7/15/12	3,308	3,447
United States Treasury Inflation-Protected Security	2.375%	1/15/25	2,104	2,114

				7,732

Total U.S. Government and Agency Obligations (Identified Cost $14,931)				14,548

U.S. Government Agency Mortgage-Backed Securities — 18.8%

Fixed Rate Securities — 8.3%
Fannie Mae	8.500%	6/1/10 to 8/1/11	36	37
Fannie Mae	7.000%	1/1/13 to 1/1/33	5,158	5,321
Fannie Mae	6.500%	7/1/13 to 10/1/32	2,122	2,167
Fannie Mae	9.500%	7/1/14	56	59
Fannie Mae	11.000%	12/1/15	60	63
Fannie Mae	12.500%	1/1/18 to 4/1/18	44	49
Fannie Mae	9.000%	11/1/21	137	146
Fannie Mae	6.000%	11/1/27	0.2	0.2
Fannie Mae	5.500%	12/1/36	3,800	3,709	G
Freddie Mac	8.250%	2/1/08	11	11
Freddie Mac	8.500%	12/1/08 to 6/1/21	45	46
Freddie Mac	9.750%	11/1/09 to 11/1/14	27	27
Freddie Mac	9.000%	1/1/17 to 1/1/21	157	167
Freddie Mac	8.000%	2/1/31	465	495
Freddie Mac	7.000%	4/1/32	2,118	2,181
Freddie Mac	5.000%	12/1/36	200	190	G
Government National Mortgage Association	9.000%	6/15/06 to 9/15/22	208	209
Government National Mortgage Association	6.000%	11/15/28	116	118
Government National Mortgage Association	5.500%	12/1/36	3,800	3,762	G

				18,757

Indexed SecuritiesA — 10.4%
Fannie Mae	4.323%	11/1/34	1,266	1,241
Fannie Mae	4.216%	12/1/34	1,489	1,448
Fannie Mae	4.332%	1/1/35	1,233	1,197
Fannie Mae	4.872%	1/1/35	2,277	2,254
Fannie Mae	4.813%	2/1/35	5,107	5,032
Fannie Mae	4.545%	3/1/35	2,780	2,716

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Fannie Mae	4.964%	3/1/35	5,046	5,009
Freddie Mac	4.352%	12/1/34	563	550
Freddie Mac	4.468%	12/1/34	2,787	2,728
Freddie Mac	4.079%	1/1/35	543	528
Freddie Mac	4.105%	1/1/35	958	931

				23,634

Stripped Securities — 0.1%
Government National Mortgage Association	3.750%	6/16/26	2,207	164	H1
Government National Mortgage Association	3.800%	8/16/26	1,721	164	H1

				328

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $44,900)				42,719

Yankee Bonds D — 3.8%

Banking and Finance — 0.3%
AIFUL CORPORATION	5.000%	8/10/10	670	648	C

Energy — 0.4%
SP Powerassests Limited Global	3.800%	10/22/08	1,000	964	C

Foreign Governments — 0.8%
Russian Federation	3.000%	5/14/08	1,940	1,838

Special Purpose — 0.3%
MUFG Capital Finance 1 Limited	6.346%	12/29/49	600	591	B,C

Telecommunications — 1.7%
British Telecommunications plc	8.375%	12/15/10	1,520	1,696
Koninklijke (Royal) KPN NV	8.000%	10/1/10	900	966
Telecom Italia Capital	5.160%	2/1/11	1,040	1,049	A

				3,711

Telecommunications (Cellular/Wireless) — 0.3%
Vodafone Group Plc	3.950%	1/30/08	730	712

Total Yankee Bonds (Identified Cost — $8,637)				8,464

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Preferred Stocks — 0.2%

Home Ownership Funding Corporation	13.331%		5	119	B,C
Home Ownership Funding Corporation II	13.338%		14	332	B,C

Total Preferred Stocks (Identified Cost — $1,538)				451

Total Long-Term Securities (Identified Cost — $226,970)				221,349

Short-Term Securities — 6.2%

U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	5/15/06	220	219	I,J

Repurchase Agreements — 6.1%
Goldman, Sachs & Company
4.77%, dated 3/31/06, to be repurchased at $6,943 on 4/3/06 (Collateral: $7,655 Freddie Mac notes, 4.0%, due 9/22/09, value $7,081)			6,940	6,940

Lehman Brothers, Inc.
4.75%, dated 3/31/06, to be repurchased at $6,943 on 4/3/06 (Collateral: $7,270 Federal Home Loan Bank notes, 4.75%, due 2/13/15, value $7,079)			6,940	6,940

				13,880

Total Short-Term Securities (Identified Cost — $14,099)				14,099

Total Investments — 103.8% (Identified Cost — $241,069)				235,448
Other Assets Less Liabilities — (3.8)%				(8,605)

Net Assets				$226,843

Net Asset Value Per Share
Primary Class				$10.16

Institutional Class				$10.17

Portfolio of Investments
March 31, 2006 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	June 2006	117	$(105)
U.S. Treasury Note Futures	June 2006	102	(34)
U.S. Treasury Note Futures	June 2006	18	(21)

			$(160)

Futures Contracts Written
U.S. Treasury Note Futures	June 2006	186	$125

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”) or the ten year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of March 31, 2006.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate charges.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment advisers has determined to be liquid, represent 11.2% of net assets.

D	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

E	The coupon rates shown on variable rate securities are the rates at March 31, 2006. These rates vary with the weighted average coupon of the underlying loans.

F	Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

G	When Issued security — Securities purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

H	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity. The amount shown as principal is the notional balance used to calculate the amount of interest due.

J	Collateral to cover futures and options contracts.

Security Valuation
     Securities owned by Core Bond, High Yield, Investment Grade and Limited Duration for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market of the investments existed, and the differences could be material.
     With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
Options and Futures
     The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.
Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: May 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: May 24, 2006

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.
Date: May 23, 2006